COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Commitments
	December 31, 2021	December 31, 2020
Not later than one year	$96	$20
Later than one year and not later than five years	330	14
Later than five years	462	3
	$888	$37